PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 97.5%
Common Stocks 95.3%
Australia 7.5%
Adbri Ltd.	1,446	$2,424
AGL Energy Ltd.	2,235	18,317
Allkem Ltd.*	2,199	22,016
ALS Ltd.	1,851	14,640
Altium Ltd.	419	10,782
Alumina Ltd.	9,799	9,459
AMP Ltd.	11,757	8,946
Ampol Ltd.	902	19,976
Ansell Ltd.	481	7,811
ANZ Group Holdings Ltd.	11,149	193,426
APA Group, UTS	4,406	29,640
Aristocrat Leisure Ltd.	2,461	65,180
ASX Ltd.	722	30,164
Atlas Arteria Ltd., UTS	5,500	23,249
Aurizon Holdings Ltd.	6,820	17,478
Bank of Queensland Ltd.	2,425	9,855
Beach Energy Ltd.	7,103	7,745
Bendigo & Adelaide Bank Ltd.	2,137	13,457
BHP Group Ltd.	18,679	581,325
BlueScope Steel Ltd.	1,751	25,822
Boral Ltd.*	1,263	3,708
Brambles Ltd.	5,177	48,978
carsales.com Ltd.	1,345	22,483
Challenger Ltd.	2,510	12,132
Charter Hall Group, REIT	1,820	14,028
Cleanaway Waste Management Ltd.	8,163	15,151
Cochlear Ltd.	239	38,449
Coles Group Ltd.	4,742	57,988
Commonwealth Bank of Australia	6,261	445,462
Computershare Ltd.	2,027	34,186
CSR Ltd.	1,791	6,909
Deterra Royalties Ltd.	1,608	5,096
Dexus, REIT	4,079	22,576
Domain Holdings Australia Ltd.	938	2,568
Domino’s Pizza Enterprises Ltd.	229	7,577
Downer EDI Ltd.	2,521	7,453
EBOS Group Ltd.	599	14,355
Endeavour Group Ltd.	4,843	19,795
Evolution Mining Ltd.	6,539	16,416
Flight Centre Travel Group Ltd.*	536	8,435
Flutter Entertainment PLC*	650	129,372
Fortescue Metals Group Ltd.	5,864	86,205
Glencore PLC	46,256	281,303

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
Goodman Group, REIT	6,849	$94,702
GPT Group (The), REIT	7,266	21,238
Harvey Norman Holdings Ltd.	2,351	5,981
IDP Education Ltd.	1,032	17,295
IGO Ltd.	2,319	21,669
Iluka Resources Ltd.	1,587	10,961
Incitec Pivot Ltd.	7,407	15,067
Insignia Financial Ltd.	2,463	4,949
Insurance Australia Group Ltd.	9,199	36,723
JB Hi-Fi Ltd.	416	12,794
Lendlease Corp. Ltd., UTS	2,595	15,086
Lottery Corp. Ltd. (The)	8,413	29,276
Lynas Rare Earths Ltd.*	3,395	15,387
Macquarie Group Ltd.	1,349	159,088
Magellan Financial Group Ltd.	531	3,338
Medibank Private Ltd.	10,161	23,989
Metcash Ltd.	3,744	9,066
Mineral Resources Ltd.	628	30,343
Mirvac Group, REIT	14,940	23,550
National Australia Bank Ltd.	11,630	222,785
New Hope Corp. Ltd.	1,973	7,066
Newcrest Mining Ltd.	3,304	59,264
NEXTDC Ltd.*	1,898	16,290
Northern Star Resources Ltd.	4,145	32,357
Nufarm Ltd.	1,263	4,572
Orica Ltd.	1,682	17,847
Origin Energy Ltd.	6,483	36,908
Orora Ltd.	3,409	8,235
Perpetual Ltd.	418	6,939
Pilbara Minerals Ltd.	10,414	34,070
Platinum Asset Management Ltd.	2,149	2,293
Pro Medicus Ltd.	163	7,549
Qantas Airways Ltd.*	3,132	13,761
QBE Insurance Group Ltd.	5,530	58,712
Qube Holdings Ltd.	6,019	11,914
Ramsay Health Care Ltd.	652	25,838
REA Group Ltd.	190	20,143
Reece Ltd.	822	10,854
Region Re Ltd., REIT	4,499	7,329
Rio Tinto Ltd.	1,374	108,800
Rio Tinto PLC	4,042	267,167
Santos Ltd.	11,172	60,116
Scentre Group, REIT	19,132	36,203
SEEK Ltd.	1,318	22,103

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
Seven Group Holdings Ltd.	528	$9,321
Sonic Healthcare Ltd.	1,659	39,199
South32 Ltd.	17,129	45,104
Star Entertainment Group Ltd. (The)*	5,135	3,631
Steadfast Group Ltd.	3,820	14,987
Stockland, REIT	9,046	25,709
Suncorp Group Ltd.	4,656	44,614
Tabcorp Holdings Ltd.	8,373	5,940
Telstra Group Ltd.	15,243	43,629
TPG Telecom Ltd.	1,473	4,973
Transurban Group, UTS	11,456	110,608
Treasury Wine Estates Ltd.	2,695	20,398
Vicinity Ltd., REIT	14,498	19,277
Washington H Soul Pattinson & Co. Ltd.	981	21,766
Wesfarmers Ltd.	4,189	139,964
Westpac Banking Corp.	12,890	193,748
Whitehaven Coal Ltd.	2,751	12,854
WiseTech Global Ltd.	600	34,649
Woodside Energy Group Ltd.	6,993	180,246
Woolworths Group Ltd.	4,493	116,678
Worley Ltd.	1,413	16,537
Yancoal Australia Ltd.	623	2,139
		5,167,925
Austria 0.2%
ANDRITZ AG	267	14,097
Erste Group Bank AG	1,206	45,582
Mondi PLC	1,807	31,696
OMV AG	529	23,834
Raiffeisen Bank International AG*	482	7,794
Telekom Austria AG*	558	4,247
Verbund AG	251	20,797
voestalpine AG	428	14,143
		162,190
Belgium 0.7%
Ackermans & van Haaren NV	83	14,452
Ageas SA/NV	612	25,908
Anheuser-Busch InBev SA/NV	3,198	182,944
D’ieteren Group	85	14,845
Elia Group SA/NV	142	17,484
Groupe Bruxelles Lambert NV	358	28,967
KBC Group NV	912	68,641

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Belgium (cont’d.)
Lotus Bakeries NV	1	$8,002
Proximus SADP	562	4,309
Sofina SA	57	13,553
Solvay SA	259	31,105
UCB SA	445	39,403
Umicore SA	765	22,656
Warehouses De Pauw CVA, REIT	566	16,724
		488,993
Brazil 0.0%
Yara International ASA	607	24,791
Burkina Faso 0.0%
Endeavour Mining PLC	684	16,482
Cambodia 0.0%
NagaCorp Ltd.*	4,705	2,964
Chile 0.0%
Antofagasta PLC	1,311	28,199
China 0.6%
AAC Technologies Holdings, Inc.	2,200	5,040
BOC Aviation Ltd., 144A	800	6,706
BOC Hong Kong Holdings Ltd.	13,400	40,897
Budweiser Brewing Co. APAC Ltd., 144A	6,500	15,854
China Travel International Investment Hong Kong Ltd.*	8,000	1,768
Chow Tai Fook Jewellery Group Ltd.	6,400	11,174
ESR Group Ltd., 144A	10,400	18,237
HUTCHMED China Ltd.*	1,500	4,460
Kerry Logistics Network Ltd.	1,100	1,358
Lenovo Group Ltd.	27,000	31,082
MMG Ltd.*	10,000	3,669
Nexteer Automotive Group Ltd.	2,000	1,482
Prosus NV*	2,628	207,894
Shangri-La Asia Ltd.*	3,600	3,004
SITC International Holdings Co. Ltd.	5,000	10,956
Want Want China Holdings Ltd.	16,000	11,158
Wharf Holdings Ltd. (The)	3,000	7,039
Wilmar International Ltd.	7,900	22,955
Xinyi Glass Holdings Ltd.	7,000	11,649
		416,382

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Denmark 2.5%
AP Moller - Maersk A/S (Class A Stock)	10	$20,106
AP Moller - Maersk A/S (Class B Stock)	17	34,921
Carlsberg A/S (Class B Stock)	338	50,694
Chr Hansen Holding A/S	383	28,941
Coloplast A/S (Class B Stock)	460	57,181
Danske Bank A/S	2,453	58,247
Demant A/S*	376	14,963
DSV A/S	658	131,692
Genmab A/S*	241	99,340
H. Lundbeck A/S	988	4,904
H. Lundbeck A/S (Class A Stock)	247	1,108
Novo Nordisk A/S (Class B Stock)	5,807	936,392
Novozymes A/S (Class B Stock)	732	36,712
Orsted A/S, 144A	703	61,175
Pandora A/S	321	32,110
ROCKWOOL A/S (Class B Stock)	32	8,607
Royal Unibrew A/S	184	15,904
Tryg A/S	1,284	25,351
Vestas Wind Systems A/S*	3,719	99,470
		1,717,818
Finland 1.0%
Elisa OYJ	560	29,213
Fortum OYJ	1,609	21,782
Huhtamaki OYJ	350	12,442
Kesko OYJ (Class B Stock)	1,024	20,489
Kojamo OYJ	727	7,103
Kone OYJ (Class B Stock)	1,219	62,526
Metso OYJ	2,297	26,103
Neste OYJ	1,534	56,474
Nokia OYJ	19,522	76,740
Nordea Bank Abp	12,677	143,525
Orion OYJ (Class B Stock)	393	15,103
Sampo OYJ (Class A Stock)	1,725	76,015
Stora Enso OYJ (Class R Stock)	2,142	26,259
UPM-Kymmene OYJ	1,989	65,851
Valmet OYJ	632	16,764
Wartsila OYJ Abp	1,832	23,015
		679,404
France 8.8%
Accor SA	690	26,035
Adevinta ASA*	1,063	7,863

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
Aeroports de Paris	121	$16,709
Air Liquide SA	1,906	342,687
Airbus SE	2,173	320,083
ALD SA, 144A	506	5,376
Alstom SA	1,129	34,570
Amundi SA, 144A	215	13,194
Arkema SA	213	22,970
AXA SA	6,596	202,753
BioMerieux	162	17,391
BNP Paribas SA	4,091	269,793
Bollore SE	3,746	23,685
Bouygues SA	785	28,120
Bureau Veritas SA	1,063	29,194
Capgemini SE	592	107,281
Carrefour SA	2,204	44,060
Cie de L’Odet SE	1	1,688
Cie de Saint-Gobain	1,732	117,137
Cie Generale des Etablissements Michelin SCA	2,582	84,553
Covivio SA, REIT	189	9,125
Credit Agricole SA	4,079	50,642
Danone SA	2,255	137,705
Dassault Aviation SA	88	17,095
Dassault Systemes SE	2,469	105,522
Edenred	928	60,274
Eiffage SA	275	28,610
Engie SA	6,144	100,794
EssilorLuxottica SA	1,115	224,310
Eurazeo SE	181	11,052
Gecina SA, REIT	194	20,974
Getlink SE	1,325	23,290
Hermes International	127	281,085
ICADE, REIT	121	4,930
Ipsen SA	132	16,636
JCDecaux SE*	282	5,284
Kering SA	265	152,154
Klepierre SA, REIT	763	20,253
La Francaise des Jeux SAEM, 144A	370	14,126
Legrand SA	985	98,751
L’Oreal SA	858	399,064
LVMH Moet Hennessy Louis Vuitton SE	918	852,609
Neoen SA, 144A	230	7,563
Orange SA	7,066	79,873
Pernod Ricard SA	760	167,558
Publicis Groupe SA	849	68,451

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
Remy Cointreau SA	93	$15,964
Renault SA	716	31,448
Rexel SA	904	21,807
Safran SA	1,288	213,825
Sartorius Stedim Biotech	89	27,846
SCOR SE	565	16,885
SEB SA	83	9,291
Societe Generale SA	2,574	70,004
Sodexo SA	325	33,338
SOITEC*	92	18,081
Teleperformance	213	30,893
Thales SA	374	55,947
TotalEnergies SE	8,383	509,322
Ubisoft Entertainment SA*	357	12,006
Unibail-Rodamco-Westfield, REIT*	380	21,532
Valeo	773	17,473
Veolia Environnement SA	2,352	76,579
Vinci SA	1,818	213,519
Vivendi SE	2,626	23,446
Wendel SE	101	9,970
Worldline SA, 144A*	900	35,675
		6,137,723
Germany 6.9%
adidas AG	612	123,554
Allianz SE	1,475	352,524
BASF SE	3,300	176,916
Bayer AG	3,648	213,348
Bayerische Motoren Werke AG	1,158	141,218
Bechtle AG	306	13,468
Beiersdorf AG	372	48,176
Brenntag SE	572	44,378
Carl Zeiss Meditec AG	138	15,992
Commerzbank AG	3,849	46,040
Continental AG	403	32,175
Covestro AG, 144A*	667	35,830
CTS Eventim AG & Co. KGaA	222	15,151
Daimler Truck Holding AG	1,788	67,104
Deutsche Bank AG	7,468	82,784
Deutsche Boerse AG	680	130,289
Deutsche Lufthansa AG*	2,251	22,704
Deutsche Telekom AG	12,560	273,823
Deutsche Wohnen SE	202	5,068
DHL Group	3,497	179,827

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
DWS Group GmbH & Co. KGaA, 144A	122	$4,283
E.ON SE	8,193	103,644
Evonik Industries AG	720	14,913
Fielmann AG	95	4,881
Fraport AG Frankfurt Airport Services Worldwide*	133	7,027
Fresenius Medical Care AG & Co. KGaA	758	39,366
Fresenius SE & Co. KGaA	1,504	47,199
Fuchs Petrolub SE	125	4,126
GEA Group AG	610	25,890
Hannover Rueck SE	221	47,156
Heidelberg Materials AG	517	41,902
Hella GmbH & Co. KGaA	91	7,211
HelloFresh SE*	609	17,366
Henkel AG & Co. KGaA	373	26,066
HOCHTIEF AG	71	6,994
Infineon Technologies AG	4,819	211,725
KION Group AG	268	11,230
Knorr-Bremse AG	249	17,514
LANXESS AG	326	10,995
LEG Immobilien SE*	279	19,726
Mercedes-Benz Group AG	3,189	254,683
Merck KGaA	476	83,645
METRO AG*	519	4,513
MTU Aero Engines AG	197	46,002
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	511	192,364
Nemetschek SE	202	14,699
Puma SE	377	25,478
Rational AG	17	12,725
Rheinmetall AG	160	45,319
RWE AG	2,642	113,708
SAP SE	4,071	555,332
Sartorius AG	9	2,952
Scout24 SE, 144A	287	18,972
Siemens AG	2,591	441,616
Siemens Energy AG*	1,765	29,902
Siemens Healthineers AG, 144A	1,033	60,021
Sixt SE	52	6,270
SUSE SA*	147	1,732
Symrise AG	482	52,650
Talanx AG	200	12,248
Telefonica Deutschland Holding AG	3,343	9,007
thyssenkrupp AG	1,858	14,772
Traton SE	207	4,522
United Internet AG	325	4,866

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
Volkswagen AG	107	$17,100
Vonovia SE	2,524	58,809
Wacker Chemie AG	56	8,702
Zalando SE, 144A*	824	28,448
		4,810,640
Hong Kong 2.1%
AIA Group Ltd.	43,200	432,205
ASMPT Ltd.	1,100	10,729
Bank of East Asia Ltd. (The)	3,600	5,527
Brightoil Petroleum Holdings Ltd.*^	7,000	—
Cafe de Coral Holdings Ltd.	2,000	2,628
Cathay Pacific Airways Ltd.*	3,700	4,200
Champion REIT, REIT	8,000	2,947
CK Asset Holdings Ltd.	7,300	42,275
CK Infrastructure Holdings Ltd.	2,200	11,659
CLP Holdings Ltd.	5,900	48,092
Dah Sing Banking Group Ltd.	2,400	1,798
Dah Sing Financial Holdings Ltd.	400	988
DFI Retail Group Holdings Ltd.	1,200	3,230
Guotai Junan International Holdings Ltd.	7,000	604
Haitong International Securities Group Ltd.*	14,300	1,342
Hang Lung Group Ltd.	2,800	4,379
Hang Lung Properties Ltd.	7,000	10,924
Hang Seng Bank Ltd.	2,700	41,271
Henderson Land Development Co. Ltd.	5,004	15,468
Hong Kong & China Gas Co. Ltd.	41,356	35,478
Hong Kong Exchanges & Clearing Ltd.	4,740	199,848
Hongkong Land Holdings Ltd.	4,300	15,324
Huabao International Holdings Ltd.	4,000	1,727
Hutchison Port Holdings Trust, UTS	21,100	3,906
Hutchison Telecommunications Hong Kong Holdings Ltd.	8,000	1,220
Hysan Development Co. Ltd.	1,800	4,253
Jardine Matheson Holdings Ltd.	687	33,935
Johnson Electric Holdings Ltd.	1,500	2,068
Kerry Properties Ltd.	1,900	4,108
Link REIT, REIT	9,400	52,839
Man Wah Holdings Ltd.	5,200	4,513
Melco International Development Ltd.*	2,600	2,758
MTR Corp. Ltd.	5,500	25,346
New World Development Co. Ltd.	4,900	12,118
NWS Holdings Ltd.	4,000	4,588
Orient Overseas International Ltd.	500	8,355
PCCW Ltd.	16,000	8,181

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
Power Assets Holdings Ltd.	5,100	$26,730
Prudential PLC	10,170	141,224
Sino Land Co. Ltd.	11,600	14,239
Sun Hung Kai Properties Ltd.	5,250	65,922
Super Hi International Holding Ltd.*	1,000	2,059
Swire Pacific Ltd. (Class A Stock)	1,500	12,539
Swire Pacific Ltd. (Class B Stock)	2,900	3,884
Swire Properties Ltd.	4,000	10,037
Techtronic Industries Co. Ltd.	5,000	56,803
United Energy Group Ltd.	30,000	3,790
Vitasoy International Holdings Ltd.	3,000	3,989
VTech Holdings Ltd.	600	3,742
WH Group Ltd., 144A	28,700	15,664
Wharf Real Estate Investment Co. Ltd.	5,500	29,516
Yue Yuen Industrial Holdings Ltd.	2,700	3,618
		1,454,587
Indonesia 0.0%
First Pacific Co. Ltd.	10,000	3,626
Ireland 0.6%
AIB Group PLC	4,317	20,306
Bank of Ireland Group PLC	4,031	42,530
CRH PLC	2,736	163,741
Glanbia PLC	703	10,906
Kerry Group PLC (Class A Stock)	567	56,332
Kingspan Group PLC	563	45,189
Smurfit Kappa Group PLC	960	38,253
		377,257
Israel 0.6%
Airport City Ltd.*	285	4,297
Alony Hetz Properties & Investments Ltd.	567	4,764
Amot Investments Ltd.	798	4,277
Ashtrom Group Ltd.	142	2,139
Azrieli Group Ltd.	138	7,853
Bank Hapoalim BM	4,928	43,775
Bank Leumi Le-Israel BM	5,733	45,764
Bezeq The Israeli Telecommunication Corp. Ltd.	7,689	10,173
Big Shopping Centers Ltd.*	50	4,702
Delek Group Ltd.	31	4,379
Elbit Systems Ltd.	92	19,562
Elco Ltd.	39	1,418

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Israel (cont’d.)
Electra Ltd.	6	$2,642
Energix-Renewable Energies Ltd.	729	2,668
Enlight Renewable Energy Ltd.*	388	7,463
Fattal Holdings 1998 Ltd.*	20	2,110
First International Bank of Israel Ltd. (The)	193	8,159
Gav-Yam Lands Corp. Ltd.	115	826
Harel Insurance Investments & Financial Services Ltd.	462	3,644
ICL Group Ltd.	2,689	17,905
Israel Corp. Ltd.	14	4,365
Israel Discount Bank Ltd. (Class A Stock)	4,619	24,466
Melisron Ltd.	93	6,146
Mivne Real Estate KD Ltd.	2,419	6,377
Mizrahi Tefahot Bank Ltd.	517	18,666
Nice Ltd.*	234	50,935
Nova Ltd.*	107	13,300
OPC Energy Ltd.*	304	2,165
Phoenix Holdings Ltd. (The)	606	6,218
Shapir Engineering & Industry Ltd.	527	3,757
Shikun & Binui Ltd.*	905	2,478
Shufersal Ltd.*	1,052	5,579
Strauss Group Ltd.*	145	3,415
Teva Pharmaceutical Industries Ltd.*	4,135	34,614
Tower Semiconductor Ltd.*	407	15,094
		396,095
Italy 2.1%
A2A SpA	5,689	10,854
Amplifon SpA	485	16,409
Assicurazioni Generali SpA	5,015	106,822
Banca Mediolanum SpA	938	9,114
Banco BPM SpA	5,141	25,726
Buzzi SpA	332	9,435
Coca-Cola HBC AG*	743	21,861
Davide Campari-Milano NV	1,876	25,230
De’ Longhi SpA	276	7,003
DiaSorin SpA	83	9,312
Enel SpA	28,753	198,258
Eni SpA	8,191	125,051
Ferrari NV	439	140,738
FinecoBank Banca Fineco SpA	2,302	35,744
Hera SpA	2,932	9,104
Infrastrutture Wireless Italiane SpA, 144A	1,327	16,642
Interpump Group SpA	306	16,649
Intesa Sanpaolo SpA	57,348	165,831

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Italy (cont’d.)
Italgas SpA	1,849	$10,894
Leonardo SpA	1,508	20,417
Mediobanca Banca di Credito Finanziario SpA	2,396	31,930
Moncler SpA	759	54,780
Nexi SpA, 144A*	2,126	18,411
Pirelli & C SpA, 144A	1,825	9,729
Poste Italiane SpA, 144A	1,720	19,648
PRADA SpA	2,000	14,236
Prysmian SpA	971	38,719
Recordati Industria Chimica e Farmaceutica SpA	366	18,900
Reply SpA	86	9,317
Snam SpA	8,244	43,337
Telecom Italia SpA*	40,042	11,543
Telecom Italia SpA, RSP*	22,509	6,311
Terna - Rete Elettrica Nazionale	5,211	44,028
UniCredit SpA	6,867	173,874
UnipolSai Assicurazioni SpA	1,497	3,847
		1,479,704
Japan 22.2%
ABC-Mart, Inc.	100	5,537
Acom Co. Ltd.	1,200	2,950
Activia Properties, Inc., REIT	3	8,736
Advance Residence Investment Corp., REIT	5	12,183
Advantest Corp.	670	92,668
Aeon Co. Ltd.	2,630	56,962
AEON Financial Service Co. Ltd.	410	3,684
Aeon Mall Co. Ltd.	430	5,315
AEON REIT Investment Corp., REIT	7	7,369
AGC, Inc.	620	22,403
Aica Kogyo Co. Ltd.	180	4,277
Ain Holdings, Inc.	100	3,556
Air Water, Inc.	680	9,577
Aisin Corp.	600	19,497
Ajinomoto Co., Inc.	1,720	67,020
Alfresa Holdings Corp.	650	10,366
Alps Alpine Co. Ltd.	800	7,071
Amada Co. Ltd.	1,100	10,826
Amano Corp.	210	4,772
Amvis Holdings, Inc.	100	2,030
ANA Holdings, Inc.*	550	13,186
Anritsu Corp.	560	4,409
Aozora Bank Ltd.	420	8,638
As One Corp.	20	795

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Asahi Group Holdings Ltd.	1,740	$68,398
Asahi Intecc Co. Ltd.	700	14,365
Asahi Kasei Corp.	4,600	31,348
Asics Corp.	600	18,927
ASKUL Corp.	200	2,790
Astellas Pharma, Inc.	6,680	97,677
Azbil Corp.	400	12,622
AZ-COM MARUWA Holdings, Inc.	200	2,750
Bandai Namco Holdings, Inc.	2,160	48,869
Bank of Kyoto Ltd. (The)	240	14,165
BayCurrent Consulting, Inc.	500	16,147
Benefit One, Inc.	200	2,066
Benesse Holdings, Inc.	320	4,181
Bic Camera, Inc.	600	4,507
BIPROGY, Inc.	200	4,909
Bridgestone Corp.	2,100	87,140
Brother Industries Ltd.	850	13,250
Calbee, Inc.	240	4,653
Canon Marketing Japan, Inc.	160	4,199
Canon, Inc.	3,630	93,819
Capcom Co. Ltd.	600	26,980
Casio Computer Co. Ltd.	800	6,836
Central Japan Railway Co.	694	88,439
Chiba Bank Ltd. (The)	2,250	15,821
Chubu Electric Power Co., Inc.	2,600	32,572
Chugai Pharmaceutical Co. Ltd.	2,470	73,510
Chugin Financial Group, Inc.	650	4,365
Chugoku Electric Power Co., Inc. (The)*	1,080	7,495
Coca-Cola Bottlers Japan Holdings, Inc.	540	6,219
COMSYS Holdings Corp.	400	7,995
Concordia Financial Group Ltd.	4,100	18,753
Cosmo Energy Holdings Co. Ltd.	300	9,302
Cosmos Pharmaceutical Corp.	90	10,399
Credit Saison Co. Ltd.	650	10,394
CyberAgent, Inc.	1,610	10,178
Dai Nippon Printing Co. Ltd.	950	27,005
Daicel Corp.	980	9,081
Daido Steel Co. Ltd.	60	2,572
Daifuku Co. Ltd.	1,050	22,456
Dai-ichi Life Holdings, Inc.	3,600	73,554
Daiichi Sankyo Co. Ltd.	6,960	214,365
Daiichikosho Co. Ltd.	260	5,252
Daikin Industries Ltd.	1,000	202,199
Daio Paper Corp.	300	2,579

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Daito Trust Construction Co. Ltd.	246	$26,462
Daiwa House Industry Co. Ltd.	2,420	65,773
Daiwa House REIT Investment Corp., REIT	8	15,751
Daiwa Office Investment Corp., REIT	1	4,403
Daiwa Securities Group, Inc.	5,350	29,002
Daiwa Securities Living Investments Corp., REIT	8	6,408
DeNA Co. Ltd.	310	3,800
Denka Co. Ltd.	290	5,729
Denso Corp.	1,580	110,011
Dentsu Group, Inc.	780	26,100
Descente Ltd.	150	4,354
DIC Corp.	300	5,663
Disco Corp.	300	56,393
DMG Mori Co. Ltd.	400	6,806
Dowa Holdings Co. Ltd.	170	5,490
East Japan Railway Co.	1,330	75,297
Ebara Corp.	300	14,177
Eisai Co. Ltd.	964	60,822
Electric Power Development Co. Ltd.	600	9,492
ENEOS Holdings, Inc.	10,560	38,313
EXEO Group, Inc.	390	8,109
Ezaki Glico Co. Ltd.	210	5,549
Fancl Corp.	300	5,254
FANUC Corp.	3,565	109,062
Fast Retailing Co. Ltd.	585	146,550
Food & Life Cos. Ltd.	400	7,871
FP Corp.	180	3,794
Frontier Real Estate Investment Corp., REIT	2	6,645
Fuji Electric Co. Ltd.	400	18,084
Fuji Kyuko Co. Ltd.	100	3,990
Fuji Media Holdings, Inc.	200	2,215
Fuji Oil Holdings, Inc.	160	2,257
FUJIFILM Holdings Corp.	1,310	76,066
Fujikura Ltd.	1,000	8,361
Fujitsu General Ltd.	200	4,177
Fujitsu Ltd.	710	91,938
Fukuoka Financial Group, Inc.	560	13,494
Furukawa Electric Co. Ltd.	200	3,840
Fuyo General Lease Co. Ltd.	50	4,126
GLP J-REIT, REIT	17	16,748
GMO internet group, Inc.	200	3,972
GMO Payment Gateway, Inc.	190	14,495
Goldwin, Inc.	142	11,660
GS Yuasa Corp.	300	6,037

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
GungHo Online Entertainment, Inc.	120	$2,355
H.U. Group Holdings, Inc.	240	4,738
Hachijuni Bank Ltd. (The)	1,640	8,450
Hakuhodo DY Holdings, Inc.	900	10,354
Hamamatsu Photonics KK	450	21,682
Hankyu Hanshin Holdings, Inc.	770	25,582
Harmonic Drive Systems, Inc.	200	5,508
Haseko Corp.	970	12,628
Heiwa Corp.	200	3,388
Hikari Tsushin, Inc.	80	11,871
Hino Motors Ltd.*	1,100	4,412
Hirogin Holdings, Inc.	1,100	6,803
Hirose Electric Co. Ltd.	145	18,365
Hisamitsu Pharmaceutical Co., Inc.	210	6,711
Hitachi Construction Machinery Co. Ltd.	420	12,604
Hitachi Ltd.	3,330	217,997
Honda Motor Co. Ltd.	6,140	195,752
Horiba Ltd.	150	8,849
Hoshizaki Corp.	440	16,874
House Foods Group, Inc.	240	5,541
Hoya Corp.	1,280	149,068
Hulic Co. Ltd.	1,510	12,856
Ibiden Co. Ltd.	360	21,881
Idemitsu Kosan Co. Ltd.	847	17,886
IHI Corp.	430	10,573
Iida Group Holdings Co. Ltd.	530	9,298
Industrial & Infrastructure Fund Investment Corp., REIT	8	8,373
Information Services International-Dentsu Ltd.	100	3,546
INFRONEER Holdings, Inc.	828	8,063
Inpex Corp.	3,550	45,838
Internet Initiative Japan, Inc.	400	7,448
Invincible Investment Corp., REIT	18	7,457
Isetan Mitsukoshi Holdings Ltd.	1,400	15,188
Isuzu Motors Ltd.	1,950	25,332
Ito En Ltd.	230	6,565
ITOCHU Corp.	4,900	198,182
Itochu Techno-Solutions Corp.	380	9,631
Itoham Yonekyu Holdings, Inc.	400	2,030
Iwatani Corp.	150	8,007
Iyogin Holdings, Inc.	970	6,852
Izumi Co. Ltd.	200	5,040
J Front Retailing Co. Ltd.	900	8,760
Japan Airlines Co. Ltd.	560	12,124
Japan Airport Terminal Co. Ltd.	150	6,990

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Japan Aviation Electronics Industry Ltd.	220	$4,468
Japan Exchange Group, Inc.	1,950	33,975
Japan Hotel REIT Investment Corp., REIT	17	8,441
Japan Logistics Fund, Inc., REIT	3	6,340
Japan Metropolitan Fund Investment Corp., REIT	25	17,147
Japan Post Bank Co. Ltd.	5,600	46,589
Japan Post Holdings Co. Ltd.	7,900	57,690
Japan Post Insurance Co. Ltd.	700	11,312
Japan Prime Realty Investment Corp., REIT	3	7,470
Japan Real Estate Investment Corp., REIT	5	20,110
Japan Steel Works Ltd. (The)	200	4,166
Japan Tobacco, Inc.	4,480	99,409
JCR Pharmaceuticals Co. Ltd.	200	1,901
Jeol Ltd.	100	3,430
JFE Holdings, Inc.	1,880	30,411
JGC Holdings Corp.	880	12,338
JMDC, Inc.	100	3,822
JSR Corp.	650	18,646
JTEKT Corp.	900	8,489
Justsystems Corp.	60	1,708
Kadokawa Corp.	300	7,436
Kagome Co. Ltd.	300	6,688
Kajima Corp.	1,600	25,284
Kakaku.com, Inc.	450	6,727
Kaken Pharmaceutical Co. Ltd.	50	1,245
Kamigumi Co. Ltd.	380	8,815
Kandenko Co. Ltd.	400	3,509
Kaneka Corp.	230	6,777
Kansai Electric Power Co., Inc. (The)	2,720	35,733
Kansai Paint Co. Ltd.	630	10,327
Kao Corp.	1,680	63,826
Katitas Co. Ltd.	200	3,679
Kawasaki Heavy Industries Ltd.	590	15,047
Kawasaki Kisen Kaisha Ltd.	800	24,124
KDDI Corp.	5,910	173,941
Keihan Holdings Co. Ltd.	310	8,780
Keikyu Corp.	1,000	9,505
Keio Corp.	360	11,967
Keisei Electric Railway Co. Ltd.	450	18,677
Kenedix Office Investment Corp., REIT	3	7,133
Kewpie Corp.	460	7,454
Keyence Corp.	726	325,787
Kikkoman Corp.	660	38,036
Kinden Corp.	500	6,896

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Kintetsu Group Holdings Co. Ltd.	660	$22,141
Kirin Holdings Co. Ltd.	2,850	42,096
Kobayashi Pharmaceutical Co. Ltd.	230	12,643
Kobe Bussan Co. Ltd.	450	11,986
Kobe Steel Ltd.	1,200	13,125
Koei Tecmo Holdings Co. Ltd.	520	8,898
Koito Manufacturing Co. Ltd.	860	15,813
Kokuyo Co. Ltd.	300	4,813
Komatsu Ltd.	3,460	96,930
Konami Group Corp.	300	16,829
Konica Minolta, Inc.	1,600	5,931
Kose Corp.	130	12,730
Kotobuki Spirits Co. Ltd.	70	5,328
K’s Holdings Corp.	600	5,507
Kubota Corp.	4,050	61,179
Kuraray Co. Ltd.	1,250	12,578
Kurita Water Industries Ltd.	360	14,477
Kyocera Corp.	1,150	61,884
Kyowa Kirin Co. Ltd.	920	17,568
Kyudenko Corp.	150	4,326
Kyushu Electric Power Co., Inc.*	1,800	12,222
Kyushu Financial Group, Inc.	1,500	7,302
Kyushu Railway Co.	620	13,595
LaSalle Logiport REIT, REIT	7	7,489
Lasertec Corp.	300	45,415
Lawson, Inc.	150	7,526
Lintec Corp.	140	2,311
Lion Corp.	940	8,982
Lixil Corp.	1,020	13,035
M3, Inc.	1,570	36,304
Mabuchi Motor Co. Ltd.	160	4,594
Makita Corp.	900	25,273
Mani, Inc.	280	3,601
Marubeni Corp.	5,700	100,919
Marui Group Co. Ltd.	680	12,182
Maruichi Steel Tube Ltd.	270	6,399
Matsui Securities Co. Ltd.	300	1,695
MatsukiyoCocokara & Co.	440	25,749
Mazda Motor Corp.	2,150	21,329
McDonald’s Holdings Co. Japan Ltd.	300	11,810
Mebuki Financial Group, Inc.	3,400	9,033
Medipal Holdings Corp.	500	8,573
MEIJI Holdings Co. Ltd.	932	21,533
Menicon Co. Ltd.	200	3,587

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Mercari, Inc.*	450	$11,400
MINEBEA MITSUMI, Inc.	1,550	28,710
MISUMI Group, Inc.	1,050	19,209
Mitsubishi Chemical Group Corp.	4,750	28,414
Mitsubishi Corp.	4,280	218,992
Mitsubishi Electric Corp.	7,230	104,337
Mitsubishi Estate Co. Ltd.	4,220	51,719
Mitsubishi Gas Chemical Co., Inc.	620	9,299
Mitsubishi HC Capital, Inc.	2,423	16,029
Mitsubishi Heavy Industries Ltd.	1,110	52,663
Mitsubishi Logistics Corp.	190	4,773
Mitsubishi Materials Corp.	510	9,117
Mitsubishi Motors Corp.	2,450	9,894
Mitsubishi UFJ Financial Group, Inc.	42,950	345,844
Mitsui & Co. Ltd.	5,500	214,666
Mitsui Chemicals, Inc.	640	18,403
Mitsui Fudosan Co. Ltd.	3,360	69,031
Mitsui Fudosan Logistics Park, Inc., REIT	2	7,118
Mitsui High-Tec, Inc.	50	3,498
Mitsui Mining & Smelting Co. Ltd.	200	4,727
Mitsui OSK Lines Ltd.	1,210	31,281
Miura Co. Ltd.	330	8,326
Mizuho Financial Group, Inc.	9,530	161,680
Money Forward, Inc.*	100	4,326
MonotaRO Co. Ltd.	920	11,228
Mori Hills REIT Investment Corp., REIT	6	6,106
Morinaga & Co. Ltd.	140	4,545
Morinaga Milk Industry Co. Ltd.	110	3,705
MS&AD Insurance Group Holdings, Inc.	1,660	61,741
Murata Manufacturing Co. Ltd.	2,070	122,962
Nabtesco Corp.	380	8,060
Nagase & Co. Ltd.	400	6,878
Nagoya Railroad Co. Ltd.	760	12,238
Nankai Electric Railway Co. Ltd.	430	9,113
NEC Corp.	1,000	50,595
NEC Networks & System Integration Corp.	300	3,956
NET One Systems Co. Ltd.	260	5,713
Nexon Co. Ltd.	1,540	29,382
NGK Insulators Ltd.	930	11,406
NH Foods Ltd.	300	8,656
NHK Spring Co. Ltd.	680	5,449
Nichirei Corp.	400	9,126
Nidec Corp.	1,890	112,880
Nifco, Inc.	250	7,451

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Nihon Kohden Corp.	300	$7,908
Nihon M&A Center Holdings, Inc.	1,000	5,727
Nikon Corp.	1,150	15,200
Nintendo Co. Ltd.	3,900	176,416
Nippon Accommodations Fund, Inc., REIT	2	9,480
Nippon Building Fund, Inc., REIT	5	20,959
Nippon Electric Glass Co. Ltd.	330	5,994
NIPPON EXPRESS HOLDINGS, Inc.	270	15,830
Nippon Kayaku Co. Ltd.	700	6,460
Nippon Paint Holdings Co. Ltd.	3,750	34,358
Nippon Prologis REIT, Inc., REIT	9	18,404
Nippon Sanso Holdings Corp.	590	14,267
Nippon Shinyaku Co. Ltd.	150	6,066
Nippon Shokubai Co. Ltd.	130	5,005
Nippon Steel Corp.	3,080	70,398
Nippon Telegraph & Telephone Corp.	105,500	120,979
Nippon Yusen KK	1,800	43,787
Nipro Corp.	500	3,630
Nishi-Nippon Railroad Co. Ltd.	280	5,057
Nissan Chemical Corp.	510	22,917
Nissan Motor Co. Ltd.	7,350	32,378
Nisshin Seifun Group, Inc.	1,060	13,145
Nissin Foods Holdings Co. Ltd.	250	21,079
Niterra Co. Ltd.	710	15,013
Nitori Holdings Co. Ltd.	272	33,307
Nitto Denko Corp.	500	35,555
NOF Corp.	200	8,631
NOK Corp.	450	6,776
Nomura Holdings, Inc.	11,300	46,748
Nomura Real Estate Holdings, Inc.	430	10,665
Nomura Real Estate Master Fund, Inc., REIT	17	20,226
Nomura Research Institute Ltd.	1,610	45,748
NS Solutions Corp.	130	3,412
NSK Ltd.	1,800	11,651
NTT Data Group Corp.	2,350	32,691
Obayashi Corp.	2,500	23,115
OBIC Business Consultants Co. Ltd.	60	2,520
Obic Co. Ltd.	250	40,910
Odakyu Electric Railway Co. Ltd.	1,240	18,117
Oji Holdings Corp.	3,500	13,819
OKUMA Corp.	50	2,537
Olympus Corp.	4,580	74,732
Omron Corp.	670	35,963
Ono Pharmaceutical Co. Ltd.	1,580	28,954

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Open House Group Co. Ltd.	210	$7,991
Oracle Corp.	150	10,515
Orient Corp.	180	1,408
Oriental Land Co. Ltd.	3,450	132,320
ORIX Corp.	4,450	85,603
Orix JREIT, Inc., REIT	10	12,722
Osaka Gas Co. Ltd.	1,440	22,658
OSG Corp.	260	3,466
Otsuka Corp.	390	16,241
Otsuka Holdings Co. Ltd.	1,760	64,710
PALTAC Corp.	100	3,360
Pan Pacific International Holdings Corp.	1,500	29,657
Panasonic Holdings Corp.	7,960	98,253
Park24 Co. Ltd.*	520	6,860
Penta-Ocean Construction Co. Ltd.	1,200	6,514
PeptiDream, Inc.*	370	4,710
Persol Holdings Co. Ltd.	650	12,857
Pigeon Corp.	360	4,862
Pola Orbis Holdings, Inc.	310	4,547
Rakus Co. Ltd.	400	6,790
Rakuten Group, Inc.	3,900	15,275
Recruit Holdings Co. Ltd.	4,950	171,447
Relo Group, Inc.	400	5,524
Renesas Electronics Corp.*	4,580	88,366
Rengo Co. Ltd.	800	5,095
RENOVA, Inc.*	200	2,112
Resona Holdings, Inc.	8,110	44,152
Resonac Holdings Corp.	700	11,467
Resorttrust, Inc.	220	3,479
Ricoh Co. Ltd.	2,100	18,681
Rinnai Corp.	480	10,451
Rohm Co. Ltd.	260	24,364
Rohto Pharmaceutical Co. Ltd.	750	15,986
Ryohin Keikaku Co. Ltd.	880	11,427
Sankyo Co. Ltd.	160	6,768
Sankyu, Inc.	200	6,935
Sanrio Co. Ltd.	150	6,984
Santen Pharmaceutical Co. Ltd.	1,400	12,234
Sanwa Holdings Corp.	760	10,336
Sapporo Holdings Ltd.	200	5,269
Sawai Group Holdings Co. Ltd.	150	3,736
SBI Holdings, Inc.	900	19,006
SCREEN Holdings Co. Ltd.	180	19,449
SCSK Corp.	480	7,980

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Secom Co. Ltd.	700	$46,973
Sega Sammy Holdings, Inc.	570	12,463
Seibu Holdings, Inc.	750	8,340
Seiko Epson Corp.	950	15,601
Seino Holdings Co. Ltd.	600	9,443
Sekisui Chemical Co. Ltd.	1,250	18,987
Sekisui House Ltd.	2,030	41,415
Sekisui House Reit, Inc., REIT	16	9,497
Seven & i Holdings Co. Ltd.	2,850	118,232
Seven Bank Ltd.	2,000	4,344
SG Holdings Co. Ltd.	1,550	22,620
Sharp Corp.*	740	4,400
SHIFT, Inc.*	30	7,097
Shikoku Electric Power Co., Inc.*	600	4,227
Shimadzu Corp.	980	29,763
Shimamura Co. Ltd.	50	4,952
Shimano, Inc.	270	40,696
Shimizu Corp.	2,100	14,468
Shin-Etsu Chemical Co. Ltd.	7,150	235,556
Shinko Electric Industries Co. Ltd.	200	8,086
Shionogi & Co. Ltd.	1,040	43,584
Ship Healthcare Holdings, Inc.	300	4,859
Shiseido Co. Ltd.	1,400	61,382
Shizuoka Financial Group, Inc.	1,860	15,535
SHO-BOND Holdings Co. Ltd.	182	7,392
Shochiku Co. Ltd.	50	3,826
Skylark Holdings Co. Ltd.*	900	11,646
SMC Corp.	210	109,738
SMS Co. Ltd.	200	4,248
Socionext, Inc.	80	9,466
SoftBank Corp.	10,300	114,376
SoftBank Group Corp.	3,550	180,562
Sohgo Security Services Co. Ltd.	1,100	6,725
Sojitz Corp.	830	19,706
Sompo Holdings, Inc.	1,110	49,074
Sony Group Corp.	4,530	424,308
Sotetsu Holdings, Inc.	260	5,031
Square Enix Holdings Co. Ltd.	230	10,653
Stanley Electric Co. Ltd.	540	9,979
Subaru Corp.	2,270	43,025
Sugi Holdings Co. Ltd.	150	6,687
SUMCO Corp.	1,230	17,923
Sumitomo Bakelite Co. Ltd.	100	4,352
Sumitomo Chemical Co. Ltd.	5,650	17,425

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Sumitomo Corp.	4,180	$89,673
Sumitomo Electric Industries Ltd.	2,820	36,158
Sumitomo Forestry Co. Ltd.	500	12,065
Sumitomo Heavy Industries Ltd.	410	10,092
Sumitomo Metal Mining Co. Ltd.	810	27,974
Sumitomo Mitsui Financial Group, Inc.	4,720	221,140
Sumitomo Mitsui Trust Holdings, Inc.	1,280	49,794
Sumitomo Pharma Co. Ltd.	700	2,901
Sumitomo Realty & Development Co. Ltd.	1,500	40,199
Sumitomo Rubber Industries Ltd.	700	7,157
Sundrug Co. Ltd.	220	6,494
Suntory Beverage & Food Ltd.	420	14,951
Suzuken Co. Ltd.	230	6,715
Suzuki Motor Corp.	1,620	65,068
Sysmex Corp.	710	48,078
T&D Holdings, Inc.	1,900	30,892
Taiheiyo Cement Corp.	430	8,980
Taisei Corp.	650	24,633
Taisho Pharmaceutical Holdings Co. Ltd.	180	6,940
Taiyo Yuden Co. Ltd.	400	11,928
Takara Bio, Inc.	130	1,597
Takara Holdings, Inc.	700	6,160
Takashimaya Co. Ltd.	500	7,268
Takeda Pharmaceutical Co. Ltd.	5,583	170,699
TBS Holdings, Inc.	170	3,181
TDK Corp.	1,260	48,268
TechnoPro Holdings, Inc.	340	8,803
Teijin Ltd.	740	7,915
Terumo Corp.	2,410	78,925
THK Co. Ltd.	470	9,423
TIS, Inc.	800	20,291
Tobu Railway Co. Ltd.	730	19,317
Toda Corp.	800	4,456
Toho Co. Ltd.	420	16,373
Toho Gas Co. Ltd.	370	6,932
Tohoku Electric Power Co., Inc.*	1,780	11,839
Tokai Carbon Co. Ltd.	800	7,117
Tokio Marine Holdings, Inc.	6,860	157,746
Tokyo Century Corp.	160	6,267
Tokyo Electric Power Co. Holdings, Inc.*	5,800	23,032
Tokyo Electron Ltd.	1,680	252,146
Tokyo Gas Co. Ltd.	1,540	34,921
Tokyo Ohka Kogyo Co. Ltd.	150	9,474
Tokyo Tatemono Co. Ltd.	770	10,290

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Tokyu Corp.	2,250	$28,547
Tokyu Fudosan Holdings Corp.	2,400	14,268
TOPPAN, Inc.	1,000	23,539
Toray Industries, Inc.	5,840	32,701
Toshiba Corp.	1,610	51,981
Toshiba TEC Corp.	100	2,905
Tosoh Corp.	1,050	13,724
TOTO Ltd.	530	16,293
Toyo Seikan Group Holdings Ltd.	570	9,266
Toyo Suisan Kaisha Ltd.	270	11,168
Toyo Tire Corp.	400	5,416
Toyoda Gosei Co. Ltd.	310	6,617
Toyota Boshoku Corp.	280	5,109
Toyota Industries Corp.	530	38,302
Toyota Motor Corp.	44,300	744,850
Toyota Tsusho Corp.	760	44,464
Trend Micro, Inc.	440	20,788
TS Tech Co. Ltd.	360	4,651
Tsumura & Co.	280	5,211
Tsuruha Holdings, Inc.	110	8,448
UBE Corp.	400	7,301
Ulvac, Inc.	200	8,588
Unicharm Corp.	1,440	53,278
United Urban Investment Corp., REIT	11	11,873
Ushio, Inc.	400	5,542
USS Co. Ltd.	750	13,005
Welcia Holdings Co. Ltd.	420	7,906
West Japan Railway Co.	860	35,333
Workman Co. Ltd.	150	5,475
Yakult Honsha Co. Ltd.	500	27,743
Yamada Holdings Co. Ltd.	2,250	6,798
Yamaguchi Financial Group, Inc.	900	6,999
Yamaha Corp.	520	20,149
Yamaha Motor Co. Ltd.	1,150	33,728
Yamato Holdings Co. Ltd.	1,230	23,035
Yamato Kogyo Co. Ltd.	100	4,782
Yamazaki Baking Co. Ltd.	500	7,196
Yaskawa Electric Corp.	970	42,166
Yokogawa Electric Corp.	900	16,901
Yokohama Rubber Co. Ltd. (The)	470	10,539
Z Holdings Corp.	9,700	27,044
Zenkoku Hosho Co. Ltd.	200	7,021
Zensho Holdings Co. Ltd.	300	15,986

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Zeon Corp.	600	$6,471
ZOZO, Inc.	390	7,614
		15,410,819
Jordan 0.0%
Hikma Pharmaceuticals PLC	619	16,623
Luxembourg 0.1%
ArcelorMittal SA	1,728	49,977
Eurofins Scientific SE	456	31,362
L’Occitane International SA	1,750	5,377
RTL Group SA	144	6,220
		92,936
Macau 0.2%
Galaxy Entertainment Group Ltd.*	8,000	58,396
MGM China Holdings Ltd.*	3,100	4,135
Sands China Ltd.*	8,800	33,902
SJM Holdings Ltd.*	7,600	3,528
Wynn Macau Ltd.*	6,000	6,275
		106,236
Mexico 0.0%
Fresnillo PLC	723	5,730
Netherlands 4.9%
Aalberts NV	362	16,335
ABN AMRO Bank NV, 144A, CVA	1,490	25,335
Adyen NV, 144A*	109	202,306
Aegon NV	6,526	35,425
Akzo Nobel NV	645	55,178
Argenx SE*	215	108,283
ASM International NV	171	81,239
ASML Holding NV	1,463	1,047,901
ASR Nederland NV	526	23,843
BE Semiconductor Industries NV	292	34,864
CTP NV, 144A	385	5,275
Euronext NV, 144A	303	23,062
EXOR NV	376	35,136
Ferrovial SE	1,745	57,827
Heineken Holding NV	492	40,332
Heineken NV	1,039	101,699

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Netherlands (cont’d.)
IMCD NV	212	$32,124
ING Groep NV	13,041	190,355
JDE Peet’s NV	305	9,205
Koninklijke Ahold Delhaize NV	3,544	122,157
Koninklijke KPN NV	11,943	43,213
Koninklijke Philips NV*	3,453	71,731
Koninklijke Vopak NV	242	9,124
NN Group NV	1,054	40,405
OCI NV*	360	10,260
Randstad NV	409	23,961
Shell PLC	25,381	769,242
Universal Music Group NV	2,785	71,435
Wolters Kluwer NV	927	116,409
		3,403,661
New Zealand 0.3%
a2 Milk Co. Ltd. (The)*	2,779	9,535
Air New Zealand Ltd.*	6,155	3,022
Auckland International Airport Ltd.*	4,413	23,037
Contact Energy Ltd.	2,946	15,212
Fisher & Paykel Healthcare Corp. Ltd.	2,125	32,443
Fletcher Building Ltd.	3,020	10,471
Infratil Ltd.	2,986	18,469
Kiwi Property Group Ltd.	6,110	3,608
Mainfreight Ltd.	307	12,948
Mercury NZ Ltd.	2,554	10,459
Meridian Energy Ltd.	4,693	16,472
Ryman Healthcare Ltd.	2,082	8,818
SKYCITY Entertainment Group Ltd.	3,080	4,324
Spark New Zealand Ltd.	6,975	22,456
Xero Ltd.*	477	39,210
		230,484
Nigeria 0.0%
Airtel Africa PLC, 144A	4,017	6,007
Norway 0.6%
Aker ASA (Class A Stock)	89	5,659
Aker BP ASA	1,141	31,962
AutoStore Holdings Ltd., 144A*	2,344	5,846
DNB Bank ASA	3,775	77,793
Equinor ASA	3,401	104,031
Gjensidige Forsikring ASA	639	10,088

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Norway (cont’d.)
Kongsberg Gruppen ASA	280	$12,150
Leroy Seafood Group ASA	1,003	4,173
Mowi ASA	1,649	28,989
Nordic Semiconductor ASA*	698	10,279
Norsk Hydro ASA	4,930	32,289
Orkla ASA	2,884	22,757
Salmar ASA	235	10,857
Schibsted ASA (Class A Stock)	291	6,234
Schibsted ASA (Class B Stock)	366	7,177
Telenor ASA	2,364	25,307
TOMRA Systems ASA	882	13,592
Var Energi ASA	1,600	4,896
		414,079
Poland 0.3%
Allegro.eu SA, 144A*	1,684	14,847
Bank Polska Kasa Opieki SA	590	17,421
Dino Polska SA, 144A*	179	19,933
InPost SA*	777	9,285
KGHM Polska Miedz SA	515	15,927
LPP SA	4	13,760
ORLEN SA*	2,167	38,624
Powszechna Kasa Oszczednosci Bank Polski SA	3,229	32,762
Powszechny Zaklad Ubezpieczen SA	2,122	21,460
Santander Bank Polska SA*	113	11,211
		195,230
Portugal 0.2%
EDP - Energias de Portugal SA	11,166	52,166
Galp Energia SGPS SA	1,862	24,745
Jeronimo Martins SGPS SA	1,042	28,369
		105,280
Russia 0.0%
Evraz PLC*^	2,361	—
Singapore 1.4%
CapitaLand Ascendas REIT, REIT	12,716	26,890
CapitaLand Ascott Trust, REIT, UTS	8,341	7,025
CapitaLand Integrated Commercial Trust, REIT	18,888	28,998
CapitaLand Investment Ltd.	9,500	24,315
City Developments Ltd.	1,700	9,459

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Singapore (cont’d.)
ComfortDelGro Corp. Ltd.	8,000	$7,588
DBS Group Holdings Ltd.	6,691	172,608
Frasers Logistics & Commercial Trust, REIT	10,500	9,642
Genting Singapore Ltd.	21,800	15,420
Jardine Cycle & Carriage Ltd.	390	10,066
Kenon Holdings Ltd.	73	1,919
Keppel Corp. Ltd.	5,000	27,766
Keppel DC REIT, REIT	4,700	7,746
Keppel REIT, REIT	8,000	5,477
Mapletree Industrial Trust, REIT	7,106	11,974
Mapletree Logistics Trust, REIT	12,000	15,255
Mapletree Pan Asia Commercial Trust, REIT	8,500	10,557
NetLink NBN Trust, UTS	11,900	7,697
Olam Group Ltd.	4,300	4,243
Oversea-Chinese Banking Corp. Ltd.	12,973	129,831
SATS Ltd.*	3,100	6,528
Seatrium Ltd.*	158,977	16,849
Sembcorp Industries Ltd.	3,500	14,348
SIA Engineering Co. Ltd.	1,000	1,844
Singapore Airlines Ltd.	4,700	26,626
Singapore Exchange Ltd.	3,000	21,929
Singapore Post Ltd.	6,000	2,257
Singapore Technologies Engineering Ltd.	5,800	16,284
Singapore Telecommunications Ltd.	28,000	56,170
StarHub Ltd.	2,100	1,642
STMicroelectronics NV	2,416	129,223
Suntec Real Estate Investment Trust, REIT	8,000	7,763
United Overseas Bank Ltd.	4,657	105,637
UOL Group Ltd.	1,800	9,524
Venture Corp. Ltd.	1,000	11,274
		962,374
South Africa 0.2%
Anglo American PLC	4,465	137,307
South Korea 4.6%
Alteogen, Inc.*	133	4,656
Amorepacific Corp.	112	9,893
AMOREPACIFIC Group	118	2,532
BGF retail Co. Ltd.	25	3,280
BNK Financial Group, Inc.	1,143	6,062
Celltrion Healthcare Co. Ltd.	372	19,218
Celltrion Pharm, Inc.*	80	5,570

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Celltrion, Inc.	409	$47,054
Cheil Worldwide, Inc.	277	3,942
CJ CheilJedang Corp.	29	6,366
CJ Corp.	48	2,440
CJ ENM Co. Ltd.*	39	1,968
CJ Logistics Corp.	27	1,525
Coway Co. Ltd.	212	6,813
Daewoo Engineering & Construction Co. Ltd.*	691	2,451
DB Insurance Co. Ltd.	165	9,757
Delivery Hero SE, 144A*	704	31,954
DGB Financial Group, Inc.	628	3,601
DL E&C Co. Ltd.	116	2,785
DL Holdings Co. Ltd.	46	1,416
Dongsuh Cos., Inc.	129	1,831
Doosan Bobcat, Inc.	182	8,349
Doosan Enerbility Co. Ltd.*	1,574	21,605
Ecopro BM Co. Ltd.	169	55,589
E-MART, Inc.	72	4,274
F&F Co. Ltd.	61	4,953
Fila Holdings Corp.	204	6,346
Green Cross Corp.	23	2,006
GS Engineering & Construction Corp.	233	2,673
GS Holdings Corp.	195	5,762
GS Retail Co. Ltd.	144	2,399
Hana Financial Group, Inc.	1,082	33,342
Hanjin Kal Corp.	117	3,884
Hankook Tire & Technology Co. Ltd.	276	8,372
Hanmi Pharm Co. Ltd.	28	5,855
Hanmi Science Co. Ltd.	90	2,248
Hanon Systems	660	4,415
Hanwha Aerospace Co. Ltd.	128	12,280
Hanwha Corp.	141	3,413
Hanwha Galleria Corp.*	439	454
Hanwha Life Insurance Co. Ltd.*	1,329	2,465
Hanwha Ocean Co. Ltd.*	177	6,501
Hanwha Solutions Corp.*	390	11,575
HD Hyundai Co. Ltd.	156	7,533
HD Hyundai Heavy Industries Co. Ltd.*	69	7,564
HD Hyundai Infracore Co. Ltd.	420	4,062
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	161	15,584
Hite Jinro Co. Ltd.	102	1,624
HL Mando Co. Ltd.	122	4,418
HLB, Inc.*	375	9,670
HMM Co. Ltd.	1,083	14,865

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Hotel Shilla Co. Ltd.	115	$6,794
HYBE Co. Ltd.*	68	14,004
Hyundai Department Store Co. Ltd.	60	2,608
Hyundai Engineering & Construction Co. Ltd.	273	8,012
Hyundai Glovis Co. Ltd.	68	9,298
Hyundai Marine & Fire Insurance Co. Ltd.	225	5,052
Hyundai Mipo Dockyard Co. Ltd.*	75	5,496
Hyundai Mobis Co. Ltd.	228	41,659
Hyundai Motor Co.	511	78,568
Hyundai Steel Co.	282	7,994
Hyundai Wia Corp.	65	3,220
Industrial Bank of Korea	944	7,696
Kakao Corp.	1,124	45,249
Kakao Games Corp.*	149	3,687
KakaoBank Corp.	791	16,136
Kakaopay Corp.*	85	3,345
Kangwon Land, Inc.	408	4,994
KB Financial Group, Inc.	1,442	57,754
KCC Corp.	15	2,496
KEPCO Plant Service & Engineering Co. Ltd.	71	1,883
Kia Corp.	925	60,032
Korea Aerospace Industries Ltd.	265	10,231
Korea Electric Power Corp.*	948	14,284
Korea Gas Corp.*	107	2,082
Korea Investment Holdings Co. Ltd.	141	5,403
Korea Zinc Co. Ltd.	38	14,721
Korean Air Lines Co. Ltd.	659	12,720
Krafton, Inc.*	112	15,097
KT&G Corp.	398	25,754
Kumho Petrochemical Co. Ltd.	67	6,309
L&F Co. Ltd.	86	17,381
LG Chem Ltd.	175	89,024
LG Corp.	322	21,080
LG Display Co. Ltd.*	829	8,765
LG Electronics, Inc.	400	34,049
LG Energy Solution Ltd.*	127	55,795
LG H&H Co. Ltd.	32	10,737
LG Innotek Co. Ltd.	52	10,783
LG Uplus Corp.	786	6,169
Lotte Chemical Corp.	67	7,917
Lotte Chilsung Beverage Co. Ltd.	11	1,056
Lotte Corp.	108	2,156
Lotte Energy Materials Corp.	68	2,926
LOTTE Fine Chemical Co. Ltd.	72	3,660

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Lotte Shopping Co. Ltd.	46	$2,526
LS Corp.	71	6,733
Meritz Financial Group, Inc.*	372	14,363
Mirae Asset Securities Co. Ltd.	1,014	5,512
NAVER Corp.	528	94,072
NCSoft Corp.	60	13,017
Netmarble Corp., 144A*	71	2,742
NH Investment & Securities Co. Ltd.	553	4,295
NHN Corp.*	62	1,221
NongShim Co. Ltd.	11	3,423
OCI Co. Ltd.*	20	2,137
OCI Holdings Co. Ltd.	46	3,948
Orion Corp.	81	7,209
Ottogi Corp.	5	1,398
Pan Ocean Co. Ltd.	732	2,745
Paradise Co. Ltd.*	142	1,600
Pearl Abyss Corp.*	115	5,055
POSCO Future M Co. Ltd.	102	42,199
POSCO Holdings, Inc.	275	138,567
Posco International Corp.	167	11,817
S-1 Corp.	75	3,010
Samsung Biologics Co. Ltd., 144A*	66	39,631
Samsung C&T Corp.	311	25,197
Samsung Card Co. Ltd.	124	2,771
Samsung Electro-Mechanics Co. Ltd.	207	23,614
Samsung Electronics Co. Ltd.	17,559	961,402
Samsung Engineering Co. Ltd.*	592	17,172
Samsung Fire & Marine Insurance Co. Ltd.	124	23,702
Samsung Heavy Industries Co. Ltd.*	2,295	16,266
Samsung Life Insurance Co. Ltd.	276	15,100
Samsung SDI Co. Ltd.	193	100,747
Samsung SDS Co. Ltd.	136	13,692
Samsung Securities Co. Ltd.	234	6,590
SD Biosensor, Inc.	136	1,382
Seegene, Inc.	120	2,194
Shin Poong Pharmaceutical Co. Ltd.*	140	1,960
Shinhan Financial Group Co. Ltd.	1,778	48,936
Shinsegae, Inc.	26	3,898
SK Biopharmaceuticals Co. Ltd.*	91	5,811
SK Bioscience Co. Ltd.*	77	4,434
SK Chemicals Co. Ltd.	37	1,842
SK Hynix, Inc.	1,992	192,915
SK IE Technology Co. Ltd., 144A*	95	8,005
SK Innovation Co. Ltd.*	193	32,737

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
SK Networks Co. Ltd.	404	$1,899
SK Square Co. Ltd.*	366	12,743
SK, Inc.	129	15,463
SKC Co. Ltd.	71	5,527
S-Oil Corp.	154	9,053
Solus Advanced Materials Co. Ltd.	38	1,069
SSANGYONG C&E Co. Ltd.	309	1,282
Wemade Co. Ltd.	66	1,895
Woori Financial Group, Inc.	2,353	21,505
Yuhan Corp.	207	11,844
		3,213,137
Spain 2.2%
Acciona SA	87	13,041
ACS Actividades de Construccion y Servicios SA	749	26,199
Aena SME SA, 144A	262	41,839
Amadeus IT Group SA	1,665	119,441
Banco Bilbao Vizcaya Argentaria SA	22,281	176,608
Banco Santander SA	59,430	240,827
Bankinter SA	2,554	16,525
CaixaBank SA	14,069	56,912
Cellnex Telecom SA, 144A	2,064	84,292
Corp. ACCIONA Energias Renovables SA	212	6,673
EDP Renovaveis SA	911	17,401
Enagas SA	937	16,628
Endesa SA	1,182	25,334
Grifols SA*	1,223	17,966
Iberdrola SA	22,576	281,784
Industria de Diseno Textil SA	3,885	148,709
Inmobiliaria Colonial Socimi SA, REIT	1,313	8,476
Mapfre SA	3,686	7,661
Merlin Properties Socimi SA, REIT	1,256	11,705
Naturgy Energy Group SA	509	15,520
Redeia Corp. SA	1,608	26,895
Repsol SA	4,724	72,123
Telefonica SA	18,393	78,368
		1,510,927
Sweden 2.7%
Alfa Laval AB	1,140	42,674
Assa Abloy AB (Class B Stock)	3,596	86,458
Atlas Copco AB (Class A Stock)	9,345	132,754
Atlas Copco AB (Class B Stock)	5,636	69,599

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Axfood AB	402	$10,248
Beijer Ref AB	1,384	18,820
Boliden AB	1,008	29,645
Castellum AB	1,584	18,039
Electrolux AB (Class B Stock)	805	9,943
Epiroc AB (Class A Stock)	2,307	46,061
Epiroc AB (Class B Stock)	1,408	23,921
EQT AB	1,265	30,217
Essity AB (Class B Stock)	2,246	55,693
Evolution AB, 144A	681	83,976
Fastighets AB Balder (Class B Stock)*	2,331	10,878
Getinge AB (Class B Stock)	841	15,670
H & M Hennes & Mauritz AB (Class B Stock)	2,464	41,444
Hexagon AB (Class B Stock)	7,840	76,015
Holmen AB (Class B Stock)	362	13,945
Husqvarna AB (Class B Stock)	1,534	15,046
Industrivarden AB (Class A Stock)	481	13,659
Industrivarden AB (Class C Stock)	559	15,837
Indutrade AB	1,063	22,309
Investment AB Latour (Class B Stock)	540	10,882
Investor AB (Class A Stock)	1,771	35,966
Investor AB (Class B Stock)	6,152	125,648
Kinnevik AB (Class B Stock)*	896	12,229
L E Lundbergforetagen AB (Class B Stock)	279	12,295
Lifco AB (Class B Stock)	855	17,238
Nibe Industrier AB (Class B Stock)	5,423	48,849
Saab AB (Class B Stock)	341	17,974
Sagax AB (Class B Stock)	648	14,389
Sagax AB (Class D Stock)	430	1,081
Sandvik AB	3,969	80,620
Securitas AB (Class B Stock)	1,809	15,398
Skandinaviska Enskilda Banken AB (Class A Stock)	6,035	73,158
Skandinaviska Enskilda Banken AB (Class C Stock)	100	1,273
Skanska AB (Class B Stock)	1,357	21,643
SKF AB (Class B Stock)	1,438	27,397
SSAB AB (Class A Stock)	893	5,667
SSAB AB (Class B Stock)	2,465	15,081
Svenska Cellulosa AB SCA (Class B Stock)	2,215	29,432
Svenska Handelsbanken AB (Class A Stock)	5,539	48,632
Svenska Handelsbanken AB (Class B Stock)	131	1,429
Sweco AB (Class B Stock)	751	7,734
Swedbank AB (Class A Stock)	3,751	68,800
Swedish Orphan Biovitrum AB*	584	11,431
Tele2 AB (Class B Stock)	2,010	15,124

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Telefonaktiebolaget LM Ericsson (Class A Stock)	197	$1,068
Telefonaktiebolaget LM Ericsson (Class B Stock)	10,841	54,535
Telia Co. AB	9,098	19,551
Trelleborg AB (Class B Stock)	840	22,363
Volvo AB (Class A Stock)	777	17,619
Volvo AB (Class B Stock)	5,585	123,198
Volvo Car AB (Class B Stock)*	1,999	9,881
		1,850,436
Switzerland 5.3%
ABB Ltd.	5,549	222,668
Adecco Group AG	592	24,127
Alcon, Inc.	1,825	155,292
Bachem Holding AG	114	10,530
Baloise Holding AG	168	26,005
Banque Cantonale Vaudoise	108	12,122
Barry Callebaut AG	13	24,375
Belimo Holding AG	34	18,324
BKW AG	67	11,989
Chocoladefabriken Lindt & Spruengli AG	8	97,842
Cie Financiere Richemont SA (Class A Stock)	1,902	306,285
Clariant AG*	856	14,027
DKSH Holding AG	70	5,649
DSM-Firmenich AG	640	70,547
Emmi AG	5	4,893
EMS-Chemie Holding AG	28	23,370
Flughafen Zurich AG	71	15,031
Geberit AG	123	69,803
Georg Fischer AG	305	20,830
Givaudan SA	29	97,889
Helvetia Holding AG	127	18,794
Julius Baer Group Ltd.	777	55,033
Kuehne + Nagel International AG	187	58,512
Logitech International SA	593	41,924
Lonza Group AG	274	159,204
Novartis AG	7,483	783,449
Partners Group Holding AG	81	90,933
PSP Swiss Property AG	156	18,383
Schindler Holding AG	69	15,998
Schindler Holding AG (Part. Cert.)	152	36,908
SGS SA	575	55,830
SIG Group AG*	1,243	33,230
Sika AG	539	167,757
Sonova Holding AG	194	54,077

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland (cont’d.)
Straumann Holding AG	394	$65,196
Swatch Group AG (The) (XSWX)	107	34,244
Swatch Group AG (The) (TRQX)	194	11,650
Swiss Life Holding AG	116	73,759
Swiss Prime Site AG	283	27,397
Swisscom AG	98	63,019
Tecan Group AG	46	18,305
Temenos AG	227	19,523
UBS Group AG	11,183	248,138
VAT Group AG, 144A	96	40,805
Zurich Insurance Group AG	550	265,924
		3,689,590
Taiwan 0.0%
FIT Hon Teng Ltd., 144A*	3,000	525
United Arab Emirates 0.0%
NMC Health PLC*^	372	—
United Kingdom 10.2%
3i Group PLC	3,511	89,078
abrdn PLC	7,298	21,719
Admiral Group PLC	1,075	29,351
Allfunds Group PLC	1,262	8,228
Ashtead Group PLC	1,615	119,484
Associated British Foods PLC	1,297	34,133
AstraZeneca PLC	5,484	787,921
Auto Trader Group PLC, 144A	3,326	27,584
Aviva PLC	10,428	51,954
B&M European Value Retail SA	3,557	25,265
BAE Systems PLC	11,313	135,293
Barclays PLC	57,507	114,112
Barratt Developments PLC	3,765	22,039
Beazley PLC	2,472	17,417
Berkeley Group Holdings PLC	392	21,857
BP PLC	64,068	397,507
British American Tobacco PLC	8,261	277,802
British Land Co. PLC (The), REIT	3,488	15,135
BT Group PLC	25,715	40,295
Bunzl PLC	1,247	46,224
Burberry Group PLC	1,393	39,764
Centrica PLC	21,384	37,896
CK Hutchison Holdings Ltd.	9,600	59,206

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
CNH Industrial NV	3,606	$52,081
Compass Group PLC	6,494	168,959
ConvaTec Group PLC, 144A	6,199	16,608
Croda International PLC	513	38,841
DCC PLC	374	21,654
Dechra Pharmaceuticals PLC	422	20,118
Derwent London PLC, REIT	421	11,440
Diageo PLC	8,189	357,387
Direct Line Insurance Group PLC	5,048	9,748
Dowlais Group PLC*	5,047	7,985
DS Smith PLC	4,821	19,168
Entain PLC	2,354	41,928
Halma PLC	1,413	40,578
Hargreaves Lansdown PLC	1,426	15,602
Hiscox Ltd.	1,279	17,703
Howden Joinery Group PLC	1,986	18,805
HSBC Holdings PLC	74,227	616,561
IMI PLC	969	20,259
Imperial Brands PLC	3,427	80,964
Informa PLC	5,206	50,654
InterContinental Hotels Group PLC	647	47,818
Intermediate Capital Group PLC	1,048	18,914
International Consolidated Airlines Group SA*	4,173	9,175
Intertek Group PLC	602	33,723
ITV PLC	14,051	13,049
J Sainsbury PLC	6,490	23,108
JD Sports Fashion PLC	9,292	18,822
Johnson Matthey PLC	674	15,588
Just Eat Takeaway.com NV, 144A*	696	12,486
Kingfisher PLC	7,374	23,253
Land Securities Group PLC, REIT	2,700	22,423
Legal & General Group PLC	21,859	65,509
Lloyds Banking Group PLC	244,492	141,255
London Stock Exchange Group PLC	1,587	172,340
M&G PLC	8,162	21,025
Melrose Industries PLC	5,047	34,348
National Grid PLC	13,636	180,743
NatWest Group PLC	20,548	64,501
Next PLC	466	42,145
Ocado Group PLC*	2,227	26,810
Pearson PLC	2,708	29,955
Pepco Group NV*	543	4,679
Persimmon PLC	1,198	17,811
Phoenix Group Holdings PLC	2,767	19,549

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Reckitt Benckiser Group PLC	2,647	$198,292
RELX PLC	7,085	238,458
Renishaw PLC	127	6,363
Rentokil Initial PLC	9,251	75,434
Rightmove PLC	3,062	22,435
Rolls-Royce Holdings PLC*	30,980	73,458
RS Group PLC	1,776	17,890
Sage Group PLC (The)	3,800	45,709
Schroders PLC	3,248	19,163
Segro PLC, REIT	4,443	43,539
Severn Trent PLC	934	30,611
Smith & Nephew PLC	3,228	49,108
Smiths Group PLC	1,339	29,203
Spirax-Sarco Engineering PLC	271	38,704
SSE PLC	4,046	87,487
St. James’s Place PLC	1,996	24,094
Standard Chartered PLC	8,589	82,502
Tate & Lyle PLC	1,513	14,499
Taylor Wimpey PLC	13,079	19,198
Tesco PLC	26,785	88,714
Unilever PLC	9,305	499,985
UNITE Group PLC (The), REIT	1,190	14,858
United Utilities Group PLC	2,545	32,636
Vodafone Group PLC	81,096	77,144
Weir Group PLC (The)	981	23,104
Whitbread PLC	753	33,826
Wise PLC (Class A Stock)*	2,702	26,949
WPP PLC	3,863	42,179
		7,060,878
United States 6.3%
Amcor PLC, CDI	5,502	56,558
CSL Ltd.	1,787	321,868
Experian PLC	3,402	131,472
Ferguson PLC	767	123,349
GSK PLC	14,929	265,754
Haleon PLC	19,426	83,851
Holcim Ltd.*	1,946	135,630
James Hardie Industries PLC, CDI*	1,652	48,415
JS Global Lifestyle Co. Ltd., 144A*	5,000	891
Nestle SA	9,942	1,218,086
QIAGEN NV*	810	38,006
Roche Holding AG	2,572	797,452
Roche Holding AG (Bearer Shares)	108	35,810

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Samsonite International SA, 144A*	4,800	$14,305
Sanofi	4,039	430,899
Schneider Electric SE	1,980	353,177
SharkNinja, Inc.*	200	8,462
Signify NV, 144A	471	14,809
Sims Ltd.	597	6,090
Stellantis NV	7,378	151,381
Swiss Re AG	1,068	111,434
Tenaris SA	1,762	29,280
		4,376,979

Total Common Stocks (cost $49,874,677)		66,154,018
Preferred Stocks 0.6%
Germany 0.3%
Bayerische Motoren Werke AG (PRFC)	222	24,942
Fuchs Petrolub SE (PRFC)	262	10,845
Henkel AG & Co. KGaA (PRFC)	625	48,229
Sartorius AG (PRFC)	90	37,132
Sixt SE (PRFC)	67	4,975
Volkswagen AG (PRFC)	745	98,695
		224,818
South Korea 0.3%
Amorepacific Corp. (PRFC)	46	1,247
CJ CheilJedang Corp. (PRFC)	4	411
Hanwha Corp. (3rd PRFC)	100	1,189
Hyundai Motor Co. (2nd PRFC)	135	11,483
Hyundai Motor Co. (PRFC)	88	7,402
LG Chem Ltd. (PRFC)	30	9,246
LG Electronics, Inc. (PRFC)	64	2,451
LG H&H Co. Ltd. (PRFC)	8	1,140
Mirae Asset Securities Co. Ltd. (2nd PRFC)	574	1,598
Samsung Electronics Co. Ltd. (PRFC)	3,047	137,239
Samsung Fire & Marine Insurance Co. Ltd. (PRFC)	10	1,358
Samsung SDI Co. Ltd. (PRFC)	5	1,253
		176,017

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Spain 0.0%
Grifols SA (Class B Stock) (PRFC)*	957	$10,109

Total Preferred Stocks (cost $354,295)		410,944
Unaffiliated Exchange-Traded Fund 1.6%
United States
iShares MSCI EAFE ETF (cost $1,003,997)	15,300	1,139,238

Total Long-Term Investments (cost $51,232,969)		67,704,200
Short-Term Investments 1.4%
Affiliated Mutual Fund 1.2%
PGIM Core Government Money Market Fund (cost $826,948)(wj)	826,948	826,948

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $149,078)	5.098%	09/14/23	150	149,035

Total Short-Term Investments (cost $976,026)				975,983

TOTAL INVESTMENTS 98.9% (cost $52,208,995)				68,680,183
Other assets in excess of liabilities(z) 1.1%				746,270

Net Assets 100.0%				$69,426,453

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ASX—Australian Securities Exchange
CDI—Chess Depository Interest
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
PRFC—Preference Shares
REITs—Real Estate Investment Trust
RSP—Savings Shares
SPI—Share Price Index
STOXX—Stock Index of the Eurozone
TOPIX—Tokyo Stock Price Index
TRQX—Turquoise Stock Exchange
UTS—Unit Trust Security
XSWX—SIX Swiss Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	ASX SPI 200 Index	Sep. 2023	$123,559	$4,332
6	Euro STOXX 50 Index	Sep. 2023	296,601	9,854
2	FTSE 100 Index	Sep. 2023	197,354	2,346
9	Mini MSCI EAFE Index	Sep. 2023	992,610	28,678
2	TOPIX Index	Sep. 2023	327,136	17,639
				$62,849
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).